Derivative Financial Instruments (Details 1) (Cash Flow Hedging [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Commodity Contracts [Member]
Cash flow hedging derivative instruments gain (loss)
Losses recognized in other comprehensive income (loss) (effective portion)	$ (27.5)	$ (31.8)
(Losses) gains reclassified from accumulated other comprehensive loss to earnings (effective portion)	(39.6)	1.9
Change in accumulated other comprehensive loss	12.1	(33.7)
Losses recognized in earnings (ineffective portion)	(0.9)	(0.9)
Interest Rate Contract [Member]
Cash flow hedging derivative instruments gain (loss)
Losses recognized in other comprehensive income (loss) (effective portion)	0	(6.2)
(Losses) gains reclassified from accumulated other comprehensive loss to earnings (effective portion)	(0.5)	(0.3)
Change in accumulated other comprehensive loss	$ 0.5	$ (5.9)